Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Revenue	¥ 49,268,561	$ 7,143,270	¥ 36,136,423	¥ 16,257,933
Point in time
Revenue
Revenue	47,734,716		35,416,050	15,969,390
Over time
Revenue
Revenue	1,533,845		720,373	288,543
Vehicle sales
Revenue
Revenue	45,506,581	$ 6,597,834	33,169,740	15,182,522
Sales of packages and provision of power solution
Revenue
Revenue	857,912		526,171	244,072
Sales of charging piles
Revenue
Revenue	405,246		319,386	229,781
Sales of automotive regulatory credits
Revenue
Revenue	67,291		516,549	120,648
Battery upgrade service
Revenue
Revenue	64,123		291,218	5,346
Others
Revenue
Revenue	¥ 2,367,408		¥ 1,313,359	¥ 475,564